UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21279

The Merger Fund VL
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

1-800-343-8959
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2015

Item 1. Reports to Stockholders.

June 30, 2015

Semi-Annual Report

THE MERGER FUND VL

GLOBAL MERGER ACTIVITY

Quarterly volume of announced global mergers
and acquisitions January 2005 – June 2015 (Unaudited)

Source: Bloomberg, Global Financial Advisory Mergers & Acquisitions Rankings First Six-Months 2015

DEAL COMPOSITION

The Merger Fund VL (Unaudited)

Type of Buyer		Deal Terms*
Strategic	99.8%	Cash	36.3%
Financial	0.2%	Stock and Stub(1)	26.2%
		Cash & Stock	17.0%
By Deal Type		Undetermined(2)	8.0%
Friendly	95.1%	Stock with Flexible
Hostile	4.9%	Exchange Ratio (Collar)	6.5%
		Stock with Fixed Exchange Ratio	6.0%

*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2015.
(1)	“Stub” includes assets other than cash and stock (e.g., escrow notes).
(2)
The compensation is undetermined because the compensation to be received (e.g., stock, cash, escrow notes, other) will be determined at a later date, potentially at the option of the Fund’s investment adviser.

PORTFOLIO COMPOSITION

The Merger Fund VL (Unaudited)

By Sector

By Region

*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund VL
EXPENSE EXAMPLE
June 30, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period 1/1/15 – 6/30/15.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The example below includes, among other fees, management fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and extraordinary expenses as determined under generally accepted accounting principles. In addition, charges and expenses at the insurance company separate account level are not reflected.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Merger Fund VL
EXPENSE EXAMPLE
June 30, 2015 (Unaudited)

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/15 —
	1/1/15	6/30/15	Ratio	6/30/15*
Actual+(1)	$1,000.00	$1,007.40	1.77%	$8.81
Hypothetical+(2)	$1,000.00	$1,016.02	1.77%	$8.85

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
+
Excluding dividends and borrowing expense on securities sold short, your actual cost of investment in and your hypothetical cost of investment in the Fund would have been $6.97 and $7.00, respectively.

(1)	Ending account values and expenses paid during the period based on a 0.74% return. This actual return is net of expenses.
(2)	Ending account values and expenses paid during period based on a hypothetical 5.00% annual return before expenses.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS — 88.28%

	APPAREL RETAIL — 1.50%
9,986	ANN, Inc. (a)	$482,224

	APPLICATION SOFTWARE — 1.33%
6,694	Advent Software, Inc.	295,942
2,747	Informatica Corporation (a)	133,147
		429,089
	AUTOMOBILE MANUFACTURERS — 0.81%
7,800	General Motors Company (f)	259,974

	BROADCASTING — 0.39%
2,100	CBS Corporation Class B (f)	116,550
1,100	iHeartMedia, Inc. (a)	7,975
		124,525
	CABLE & SATELLITE TV — 10.38%
16,159	DIRECTV (a)(e)	1,499,394
9,337	DISH Network Corporation Class A (a)(f)	632,208
2,137	Liberty Global plc Series C (a)(b)	108,196
55,723	Sirius XM Holdings, Inc. (a)(f)	207,847
5,029	Time Warner Cable, Inc. (f)	896,017
		3,343,662
	CASINOS & GAMING — 0.04%
732	International Game Technology plc (a)(b)	13,000

	CONSTRUCTION & FARM MACHINERY &
	HEAVY TRUCKS — 1.45%
23,900	The Manitowoc Company, Inc.	468,440

	DATA PROCESSING & OUTSOURCED SERVICES — 1.22%
6,000	Computer Sciences Corporation (f)	393,840

	DIVERSIFIED BANKS — 0.22%
2,596	Square 1 Financial, Inc. Class A (a)(h)	71,001

	DIVERSIFIED CHEMICALS — 5.60%
13,800	The Dow Chemical Company (f)	706,146
5,800	E.I. Du Pont de Nemours & Company	370,910
32,881	Huntsman Corporation (f)	725,684
		1,802,740
	DIVERSIFIED METALS & MINING — 0.31%
3,118	RTI International Metals, Inc. (a)	98,279

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Shares		Value
	ELECTRICAL COMPONENTS & EQUIPMENT — 1.87%
10,063	Polypore International, Inc. (a)	$602,572

	GENERAL MERCHANDISE STORES — 2.85%
11,665	Family Dollar Stores, Inc.	919,319

	HEALTH CARE SERVICES — 1.93%
6,606	Omnicare, Inc.	622,616

	HEALTH CARE TECHNOLOGY — 4.00%
21,084	Catamaran Corporation (a)(b)	1,287,811

	HOUSEHOLD PRODUCTS — 1.93%
3,300	Energizer Holdings, Inc. (e)	434,115
2,400	The Procter & Gamble Company (f)	187,776
		621,891
	INDUSTRIAL CONGLOMERATES — 0.40%
4,800	General Electric Company (f)	127,536

	INDUSTRIAL MACHINERY — 2.99%
6,920	Pall Corporation	861,194
900	SPX Corporation (f)	65,151
1,000	The Timken Company	36,570
		962,915
	INTEGRATED OIL & GAS — 0.74%
4,349	BG Group plc — ADR	72,976
2,107	Occidental Petroleum Corporation (f)	163,862
		236,838
	INTERNET RETAIL — 0.91%
25,538	Orbitz Worldwide, Inc. (a)(f)	291,644

	INTERNET SOFTWARE & SERVICES — 4.48%
10,800	eBay, Inc. (a)(f)	650,592
20,167	Yahoo!, Inc. (a)(f)	792,361
		1,442,953
	MANAGED HEALTH CARE — 1.61%
1,900	Cigna Corporation (f)	307,800
1,100	Humana, Inc. (f)	210,408
		518,208
	MOVIES & ENTERTAINMENT — 0.03%
2,397	SFX Entertainment, Inc. (a)	10,763

	MULTI-LINE INSURANCE — 3.67%
14,864	American International Group, Inc. (f)	918,892

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Shares		Value
	MULTI-LINE INSURANCE — 3.67% (continued)
3,407	HCC Insurance Holdings, Inc.	$261,794
		1,180,686
	OIL & GAS EQUIPMENT & SERVICES — 1.59%
6,497	Baker Hughes, Inc.	400,865
1,322	Dresser-Rand Group, Inc. (a)	112,608
		513,473
	OIL & GAS EXPLORATION & PRODUCTION — 1.99%
6,800	Anadarko Petroleum Corporation (f)	530,808
4,795	Rosetta Resources, Inc. (a)	110,956
		641,764
	OIL & GAS STORAGE & TRANSPORTATION — 2.75%
6,145	The Williams Companies, Inc. (f)	352,661
10,990	Williams Partners LP (f)	532,246
		884,907
	PACKAGED FOODS & MEATS — 0.85%
3,200	Kraft Foods Group, Inc. (f)	272,448

	PAPER PACKAGING — 1.47%
9,115	MeadWestvaco Corporation	430,137
700	Packaging Corporation of America (f)	43,743
		473,880
	PAPER PRODUCTS — 1.77%
12,000	International Paper Company (f)	571,080

	PHARMACEUTICALS — 5.96%
12,077	Hospira, Inc. (a)	1,071,351
1,200	Perrigo Company plc (b)(f)	221,796
14,533	Pfizer, Inc. (f)	487,291
2,900	Zoetis, Inc. (f)	139,838
		1,920,276
	REINSURANCE — 0.88%
2,209	PartnerRe Ltd. (b)(f)	283,857

	REITS — 5.19%
7,974	Equity Commonwealth (a)	204,693
7,415	Excel Trust, Inc.	116,934
2,211	Home Properties, Inc.	161,514
31,734	NorthStar Realty Finance Corporation	504,571
15,209	Starwood Property Trust, Inc.	328,058
1,090	Starwood Waypoint Residential Trust	25,898

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Shares		Value
	REITS — 5.19% (continued)
5,300	Ventas, Inc. (f)	$329,077
		1,670,745
	RESTAURANTS — 0.74%
2,500	McDonald’s Corporation (f)	237,675

	SEMICONDUCTORS — 4.95%
14,912	Altera Corporation	763,495
13,694	Broadcom Corporation Class A	705,104
2,360	Freescale Semiconductor Ltd. (a)(b)(g)	94,329
2,177	Micrel, Inc.	30,260
		1,593,188
	SPECIALTY CHEMICALS — 3.67%
5,110	Sigma-Aldrich Corporation	712,078
4,700	W.R. Grace & Company (a)	471,410
		1,183,488
	THRIFTS & MORTGAGE FINANCE — 1.89%
61,605	Hudson City Bancorp, Inc.	608,657

	TRUCKING — 1.64%
29,111	Hertz Global Holdings, Inc. (a)(f)	527,491

	WIRELESS TELECOMMUNICATION SERVICES — 2.28%
6,900	America Movil SAB de C.V. Class L — ADR (f)	147,039
15,151	T-Mobile U.S., Inc. (a)(f)	587,404
1	Vodafone Group plc — ADR	37
		734,480
	TOTAL COMMON STOCKS (Cost $28,402,270)	28,429,935

CONTINGENT VALUE RIGHTS — 0.02%
7,030	Casa Ley, S.A. de C.V. (a)(d)(l)	3,339
268	Leap Wireless International, Inc. (a)(d)(l)	1,105
7,030	Property Development Centers LLC (a)(d)(l)	352
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	4,796

Principal Amount
CORPORATE BONDS — 2.65%
	Dresser-Rand Group, Inc.
$100,000	6.500%, 5/1/2021	108,100
	Energy Future Intermediate Holding Company LLC
46,812	11.750%, 3/1/2022 (i)(j)	53,424
	Freescale Semiconductor, Inc.
120,000	10.750%, 8/1/2020	127,200

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Principal Amount		Value
	The Manitowoc Company, Inc.
$252,000	5.875%, 10/15/2022 (f)	$272,790
	Pinnacle Entertainment, Inc.
274,000	7.500%, 4/15/2021	291,468
	TOTAL CORPORATE BONDS (Cost $850,960)	852,982

Contracts (100 shares per contract)
PURCHASED CALL OPTIONS — 0.01%
	Avago Technologies Ltd.
5	Expiration: January 2016, Exercise Price: $175.00	1,350

PURCHASED PUT OPTIONS — 1.06%
	America Movil SAB de C.V. Class L — ADR
18	Expiration: August 2015, Exercise Price: $18.00	135
37	Expiration: August 2015, Exercise Price: $19.00	647
	American International Group, Inc.
112	Expiration: August 2015, Exercise Price: $52.50	2,184
	Anadarko Petroleum Corporation
26	Expiration: August 2015, Exercise Price: $75.00	4,862
7	Expiration: August 2015, Exercise Price: $77.50	1,995
24	Expiration: August 2015, Exercise Price: $80.00	9,984
	Bayer AG
1	Expiration: July 2015, Exercise Price: EUR 115.00 (k)	111
11	Expiration: September 2015, Exercise Price: EUR 120.00 (k)	6,267
	BP plc — ADR
15	Expiration: July 2015, Exercise Price: $34.00	22
	CBS Corporation Class B
65	Expiration: September 2015, Exercise Price: $50.00	5,102
	Charter Communications, Inc. Class A
6	Expiration: January 2016, Exercise Price: $210.00	25,710
	Cigna Corporation
6	Expiration: August 2015, Exercise Price: $140.00	1,050
4	Expiration: August 2015, Exercise Price: $145.00	800
	Computer Sciences Corporation
33	Expiration: September 2015, Exercise Price: $60.00	3,877
	DISH Network Corporation Class A
60	Expiration: September 2015, Exercise Price: $60.00	5,700
17	Expiration: September 2015, Exercise Price: $62.50	2,550
	The Dow Chemical Company
56	Expiration: September 2015, Exercise Price: $43.00	1,568
15	Expiration: September 2015, Exercise Price: $44.00	570
26	Expiration: September 2015, Exercise Price: $45.00	1,183
5	Expiration: September 2015, Exercise Price: $48.00	483

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Contracts (100 shares per contract)		Value
	E.I. Du Pont de Nemours & Company
6	Expiration: July 2015, Exercise Price: $62.50	$417
48	Expiration: July 2015, Exercise Price: $65.00	8,568
	eBay, Inc.
66	Expiration: July 2015, Exercise Price: $50.00	330
14	Expiration: July 2015, Exercise Price: $52.50	140
9	Expiration: October 2015, Exercise Price: $50.00	383
	Energizer Holdings, Inc.
15	Expiration: August 2015, Exercise Price: $115.00	1,650
11	Expiration: August 2015, Exercise Price: $120.00	1,897
	General Electric Company
24	Expiration: July 2015, Exercise Price: $25.00	216
	General Motors Company
133	Expiration: September 2015, Exercise Price: $32.00	13,034
	Hertz Global Holdings, Inc.
49	Expiration: September 2015, Exercise Price: $16.00	2,940
172	Expiration: September 2015, Exercise Price: $19.00	33,110
	Humana, Inc.
3	Expiration: August 2015, Exercise Price: $175.00	1,680
6	Expiration: August 2015, Exercise Price: $185.00	5,490
	Huntsman Corporation
133	Expiration: August 2015, Exercise Price: $18.00	998
111	Expiration: August 2015, Exercise Price: $19.00	1,665
	International Paper Company
51	Expiration: July 2015, Exercise Price: $45.00	1,071
48	Expiration: July 2015, Exercise Price: $50.00	12,048
	The Manitowoc Company, Inc.
52	Expiration: September 2015, Exercise Price: $17.00	1,820
123	Expiration: September 2015, Exercise Price: $18.00	6,765
	McDonald’s Corporation
16	Expiration: July 2015, Exercise Price: $85.00	48
6	Expiration: July 2015, Exercise Price: $90.00	120
	NorthStar Realty Finance Corporation
127	Expiration: August 2015, Exercise Price: $16.00	10,160
127	Expiration: September 2015, Exercise Price: $16.00	11,430
	Occidental Petroleum Corporation
17	Expiration: August 2015, Exercise Price: $67.50	595
	Packaging Corporation of America
2	Expiration: July 2015, Exercise Price: $60.00	80
3	Expiration: July 2015, Exercise Price: $65.00	843

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Contracts (100 shares per contract)		Value
	Perrigo Company plc
3	Expiration: August 2015, Exercise Price: $155.00	$518
2	Expiration: August 2015, Exercise Price: $160.00	560
2	Expiration: August 2015, Exercise Price: $165.00	728
	The Procter & Gamble Company
14	Expiration: July 2015, Exercise Price: $75.00	238
6	Expiration: August 2015, Exercise Price: $70.00	144
	Rock-Tenn Company Class A
12	Expiration: August 2015, Exercise Price: $55.00	990
8	Expiration: October 2015, Exercise Price: $55.00	1,220
	SPDR S&P 500 ETF Trust
14	Expiration: August 2015, Exercise Price: $198.00	3,612
58	Expiration: August 2015, Exercise Price: $208.00	32,306
46	Expiration: August 2015, Exercise Price: $210.00	30,038
14	Expiration: August 2015, Exercise Price: $211.00	9,870
38	Expiration: September 2015, Exercise Price: $189.00	9,595
44	Expiration: September 2015, Exercise Price: $207.00	31,372
	SPX Corporation
5	Expiration: September 2015, Exercise Price: $60.00	350
	T-Mobile U.S., Inc.
41	Expiration: August 2015, Exercise Price: $25.00	574
46	Expiration: August 2015, Exercise Price: $26.00	667
38	Expiration: August 2015, Exercise Price: $34.00	2,147
	Ventas, Inc.
12	Expiration: August 2015, Exercise Price: $55.00	300
38	Expiration: August 2015, Exercise Price: $60.00	3,800
	W.R. Grace & Company
35	Expiration: September 2015, Exercise Price: $92.50	4,200
	Yahoo!, Inc.
23	Expiration: July 2015, Exercise Price: $37.00	483
17	Expiration: July 2015, Exercise Price: $40.00	2,142
39	Expiration: July 2015, Exercise Price: $41.00	7,644
8	Expiration: July 2015, Exercise Price: $42.00	2,280
8	Expiration: August 2015, Exercise Price: $37.00	732
18	Expiration: October 2015, Exercise Price: $37.00	2,646
	Zoetis, Inc.
6	Expiration: July 2015, Exercise Price: $39.00	75
2	Expiration: July 2015, Exercise Price: $40.00	25
18	Expiration: July 2015, Exercise Price: $41.00	225
		341,779
	TOTAL PURCHASED OPTIONS (Cost $274,068)	343,129

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Principal Amount		Value
ESCROW NOTES — 0.03%
$7,668	AMR Corporation (a)(d)(l)	$10,543
	TOTAL ESCROW NOTES (Cost $4,196)	10,543

Shares
SHORT-TERM INVESTMENTS — 10.57%
1,879,000	Fidelity Institutional Government Portfolio,
	Institutional Share Class, 0.01% (c)(e)	1,879,000
1,526,221	The Liquid Asset Portfolio,
	Institutional Share Class, 0.10% (c)(f)	1,526,221
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,405,221)	3,405,221
	TOTAL INVESTMENTS
	(Cost $32,936,715) — 102.62%	$33,046,606

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
EUR – Euro
plc – Public Limited Company
REITS – Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2015.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2015, these securities represented 0.17% of total net assets.

(j)	Default or other conditions exist and the security is not presently accruing income.
(k)	Level 2 Security. Please see Note 2 on the Notes to the Financial Statements.
(l)	Level 3 Security. Please see Note 2 on the Notes to the Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS
8,827	Alcoa, Inc.	$98,421
1	Alexion Pharmaceuticals, Inc.	181
2,426	Alibaba Group Holding Ltd. — ADR	199,587
402	American Airlines Group, Inc.	16,054
655	ARRIS Group, Inc. (b)(c)	19,905
6,791	Ascena Retail Group, Inc.	113,104
28,480	AT&T, Inc.	1,011,610
2,690	Avago Technologies Ltd.	357,582
1,836	Charter Communications, Inc. Class A	314,415
304	Cheung Kong Property Holdings Ltd. (a)	2,522
304	CK Hutchison Holdings Ltd. (a)	4,467
2,794	Dollar Tree, Inc.	220,698
251	Equinix, Inc. (b)(c)	63,503
6,940	Halliburton Company	298,906
1	Harris Corporation	77
2,038	Liberty Global plc Class A (a)	110,195
5,183	M&T Bank Corporation	647,512
831	NXP Semiconductors NV (a)	81,604
1,557	PacWest Bancorp	72,805
967	Royal Dutch Shell plc Class B — ADR	55,457
3,060	XL Group plc (a)	113,832
	TOTAL SECURITIES SOLD SHORT (Proceeds $3,696,841)	$3,802,437

ADR – American Depository Receipt
plc –	Public Limited Company
(a)	Foreign security.
(b)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(c)	Level 2 Security. Please see Note 2 on the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
June 30, 2015 (Unaudited)

Contracts (100 shares per contract)		Value
CALL OPTIONS WRITTEN
	America Movil SAB de C.V. Class L — ADR
23	Expiration: August 2015, Exercise Price: $20.00	$3,335
46	Expiration: August 2015, Exercise Price: $21.00	3,680
	American International Group, Inc.
3	Expiration: August 2015, Exercise Price: $55.00	2,175
142	Expiration: August 2015, Exercise Price: $57.50	71,710
	Anadarko Petroleum Corporation
9	Expiration: August 2015, Exercise Price: $82.50	1,359
29	Expiration: August 2015, Exercise Price: $85.00	2,610
30	Expiration: August 2015, Exercise Price: $90.00	1,020
	AT&T, Inc.
8	Expiration: July 2015, Exercise Price: $34.00	1,312
	Bayer AG
13	Expiration: September 2015, Exercise Price: EUR 130.00 (b)	7,870
	CBS Corporation Class B
40	Expiration: September 2015, Exercise Price: $55.00	11,640
41	Expiration: September 2015, Exercise Price: $57.50	7,052
	Charter Communications, Inc. Class A
6	Expiration: January 2016, Exercise Price: $210.00	750
	Cigna Corporation
8	Expiration: August 2015, Exercise Price: $155.00	10,920
11	Expiration: August 2015, Exercise Price: $160.00	11,165
	Computer Sciences Corporation
50	Expiration: September 2015, Exercise Price: $65.00	17,000
10	Expiration: September 2015, Exercise Price: $67.50	2,575
	DISH Network Corporation Class A
52	Expiration: September 2015, Exercise Price: $67.50	20,280
41	Expiration: September 2015, Exercise Price: $70.00	11,562
	The Dow Chemical Company
99	Expiration: September 2015, Exercise Price: $49.00	34,155
33	Expiration: September 2015, Exercise Price: $50.00	9,174
6	Expiration: September 2015, Exercise Price: $52.50	888
	E.I. Du Pont de Nemours & Company
7	Expiration: July 2015, Exercise Price: $70.00	70
31	Expiration: July 2015, Exercise Price: $72.50	62
	eBay, Inc.
34	Expiration: July 2015, Exercise Price: $55.00	18,870
63	Expiration: July 2015, Exercise Price: $57.50	21,357
11	Expiration: October 2015, Exercise Price: $57.50	5,500

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2015 (Unaudited)

Contracts (100 shares per contract)		Value
	Energizer Holdings, Inc.
5	Expiration: August 2015, Exercise Price: $125.00	$4,825
28	Expiration: August 2015, Exercise Price: $130.00	19,040
	Equinix, Inc.
3	Expiration: September 2015, Exercise Price: $250.00 (a)(b)	3,660
	General Electric Company
48	Expiration: July 2015, Exercise Price: $27.00	1,488
	General Motors Company
167	Expiration: September 2015, Exercise Price: $36.00	7,264
	Halliburton Company
4	Expiration: July 2015, Exercise Price: $42.50	540
	Hertz Global Holdings, Inc.
62	Expiration: September 2015, Exercise Price: $19.00	7,440
229	Expiration: September 2015, Exercise Price: $21.00	11,450
	Humana, Inc.
3	Expiration: August 2015, Exercise Price: $185.00	4,893
8	Expiration: August 2015, Exercise Price: $195.00	8,160
	Huntsman Corporation
252	Expiration: August 2015, Exercise Price: $22.00	25,200
4	Expiration: August 2015, Exercise Price: $23.00	220
	International Paper Company
60	Expiration: July 2015, Exercise Price: $52.50	60
60	Expiration: July 2015, Exercise Price: $55.00	120
	Kraft Foods Group, Inc.
16	Expiration: September 2015, Exercise Price: $82.50	6,880
16	Expiration: September 2015, Exercise Price: $85.00	4,320
	The Manitowoc Company, Inc.
75	Expiration: September 2015, Exercise Price: $19.00	11,625
164	Expiration: September 2015, Exercise Price: $20.00	16,810
	McDonald’s Corporation
25	Expiration: July 2015, Exercise Price: $95.00	3,887
	Noble Energy, Inc.
25	Expiration: August 2015, Exercise Price: $40.00	8,750
	Occidental Petroleum Corporation
21	Expiration: August 2015, Exercise Price: $75.00	9,030
	Orbitz Worldwide, Inc.
16	Expiration: August 2015, Exercise Price: $12.00	16
	Packaging Corporation of America
3	Expiration: July 2015, Exercise Price: $67.50	60
4	Expiration: July 2015, Exercise Price: $75.00	20
	PartnerRe Ltd.
3	Expiration: August 2015, Exercise Price: $140.00	720

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2015 (Unaudited)

Contracts (100 shares per contract)		Value
	Perrigo Company plc
7	Expiration: August 2015, Exercise Price: $170.00	$14,350
3	Expiration: August 2015, Exercise Price: $180.00	4,260
2	Expiration: August 2015, Exercise Price: $185.00	2,340
	Pfizer, Inc.
44	Expiration: August 2015, Exercise Price: $34.00	2,398
101	Expiration: September 2015, Exercise Price: $34.00	7,070
	The Procter & Gamble Company
16	Expiration: July 2015, Exercise Price: $82.50	48
8	Expiration: August 2015, Exercise Price: $77.50	1,532
	Rock-Tenn Company Class A
37	Expiration: July 2015, Exercise Price: $60.00	5,458
19	Expiration: August 2015, Exercise Price: $60.00	4,798
10	Expiration: October 2015, Exercise Price: $65.00	1,275
	Royal Dutch Shell plc Class B
1	Expiration: July 2015, Exercise Price: GBP 19.50 (b)	24
	Sirius XM Holdings, Inc.
77	Expiration: July 2015, Exercise Price: $4.00	77
325	Expiration: September 2015, Exercise Price: $4.00	1,950
	SPX Corporation
9	Expiration: September 2015, Exercise Price: $65.00	7,875
	Time Warner Cable, Inc.
4	Expiration: October 2015, Exercise Price: $175.00	3,280
	T-Mobile U.S., Inc.
91	Expiration: August 2015, Exercise Price: $32.00	64,837
25	Expiration: August 2015, Exercise Price: $37.00	7,700
26	Expiration: August 2015, Exercise Price: $38.00	6,383
	Ventas, Inc.
15	Expiration: August 2015, Exercise Price: $65.00	1,087
38	Expiration: August 2015, Exercise Price: $70.00	665
	Vivendi SA
25	Expiration: August 2015, Exercise Price: EUR 22.00 (b)	3,289
	W.R. Grace & Company
47	Expiration: September 2015, Exercise Price: $100.00	18,800
	The Williams Companies, Inc.
19	Expiration: August 2015, Exercise Price: $46.00	22,705
41	Expiration: August 2015, Exercise Price: $48.00	40,897
30	Expiration: August 2015, Exercise Price: $50.00	24,300
	Williams Partners LP
6	Expiration: August 2015, Exercise Price: $50.00	960
25	Expiration: September 2015, Exercise Price: $50.00	4,375

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2015 (Unaudited)

Contracts (100 shares per contract)		Value
	Yahoo!, Inc.
11	Expiration: July 2015, Exercise Price: $41.00	$330
22	Expiration: July 2015, Exercise Price: $42.00	308
21	Expiration: July 2015, Exercise Price: $44.00	84
38	Expiration: July 2015, Exercise Price: $45.00	114
10	Expiration: July 2015, Exercise Price: $46.00	20
8	Expiration: August 2015, Exercise Price: $40.00	1,248
22	Expiration: October 2015, Exercise Price: $41.00	4,070
	Zoetis, Inc.
7	Expiration: July 2015, Exercise Price: $44.00	3,045
6	Expiration: July 2015, Exercise Price: $45.00	2,130
16	Expiration: July 2015, Exercise Price: $46.00	4,560
		703,211
PUT OPTIONS WRITTEN
	SPDR S&P 500 ETF Trust
58	Expiration: August 2015, Exercise Price: $202.00	20,329
74	Expiration: August 2015, Exercise Price: $204.00	30,192
82	Expiration: September 2015, Exercise Price: $198.00	34,768
	Vivendi SA
13	Expiration: July 2015, Exercise Price: EUR 21.50 (b)	290
	Vodafone Group plc — ADR
18	Expiration: July 2015, Exercise Price: $33.00	225
		85,804
	TOTAL OPTIONS WRITTEN (Premiums received $966,930)	$789,015

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
EUR – Euro
GBP – British Pound
plc –	Public Limited Company
(a)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(b)	Level 2 Security. Please see Note 2 on the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
June 30, 2015 (Unaudited)

			U.S.			U.S.
			$ Value at			$ Value at	Unrealized
Settlement	Currency to		June 30,	Currency to		June 30,	Appreciation
Date	be Delivered		2015	be Received		2015	(Depreciation)**
7/22/15	160,360	AUD	$123,563	122,329	USD	$122,329	$(1,234)
7/22/15	123,323	USD	123,323	160,360	AUD	123,563	240
8/26/15	31,100	AUD	23,918	24,303	USD	24,303	385
10/21/15	167,278	AUD	128,266	127,621	USD	127,621	(645)
12/22/15	22,596	AUD	17,269	17,603	USD	17,603	334
7/8/15	63,092	EUR	70,346	70,410	USD	70,410	64
7/8/15	2,067	USD	2,067	1,821	EUR	2,030	(37)
7/10/15	313,500	EUR	349,554	340,544	USD	340,544	(9,010)
7/10/15	143,419	USD	143,419	131,500	EUR	146,623	3,204
8/17/15	482,378	EUR	538,144	517,825	USD	517,825	(20,319)
8/25/15	18,368	EUR	20,494	20,154	USD	20,154	(340)
1/20/16	29,956	EUR	33,519	32,385	USD	32,385	(1,134)
7/15/15	4,895	GBP	7,690	7,493	USD	7,493	(197)
7/15/15	7,472	USD	7,472	4,894	GBP	7,689	217
7/22/15	91,351	GBP	143,513	137,926	USD	137,926	(5,587)
7/22/15	143,809	USD	143,809	91,351	GBP	143,513	(296)
10/22/15	197,667	GBP	310,333	306,477	USD	306,477	(3,856)
12/4/15	35,674	GBP	55,992	54,603	USD	54,603	(1,389)
3/23/16	141,021	GBP	221,234	212,711	USD	212,711	(8,523)
4/21/16	88,255	GBP	138,439	136,823	USD	136,823	(1,616)
			$2,602,364			$2,552,625	$(49,739)

AUD – Australian Dollar
EUR – Euro
GBP – British Pound
USD – U.S. Dollar
*	JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of June 30, 2015.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable on the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF SWAP CONTRACTS
June 30, 2015 (Unaudited)

				Unrealized
Termination				Appreciation	Counter-
Date	Security	Shares	Notional	(Depreciation)*	party
LONG TOTAL RETURN SWAP CONTRACTS
3/26/16	Bayer AG	1,400	$196,641	$(8,518)	JPM
4/8/16	BG Group plc	32,368	538,839	(28,293)	JPM
10/1/15	CBS Corporation Class B	6,053	335,942	14,404	BAML
10/16/15	CSR plc	21,963	301,610	14,413	JPM
10/7/15	DIRECTV	6,624	614,641	34,211	JPM
12/16/15	E.ON SE	1,148	15,358	(3,986)	JPM
9/29/15	General Motors Company	12,000	399,960	4,559	BAML
9/29/15	Hillgrove Resources Ltd.	14,160	2,458	(6,216)	JPM
5/27/16	iiNET Ltd.	17,516	128,658	(2,907)	JPM
10/16/15	Jazztel plc	37,106	537,780	(985)	JPM
4/24/16	Pace plc	21,075	123,283	(14,349)	JPM
5/19/16	Pace plc	5,847	34,203	(3,572)	BAML
4/15/16	Pirelli & C. S.p.A	1,949	32,897	689	JPM
6/3/16	SAI Global Ltd.	6,901	22,203	(359)	JPM
6/2/16	Telecity Group plc	15,417	249,021	(8,042)	BAML
6/29/16	Vivendi SA	2,500	63,059	(1,276)	JPM
3/16/16	XL Group plc	3,061	113,869	113,869	JPM

SHORT TOTAL RETURN SWAP CONTRACTS
4/24/16	ARRIS Group, Inc. (a)	(2,502)	(76,036)	12,040	JPM
5/19/16	ARRIS Group, Inc. (a)	(762)	(23,157)	2,415	BAML
1/16/16	AT&T, Inc.	(2,490)	(88,445)	(5,035)	JPM
3/12/16	Holcim Ltd.	(4)	(295)	1	JPM
4/7/16	International Game
	Technology plc	(613)	(10,887)	3,935	BAML
4/7/16	International Game
	Technology plc	(112)	(1,989)	516	JPM
4/8/16	Royal Dutch
	Shell plc Class B	(13,996)	(397,379)	31,152	JPM
				$148,666

BAML – Bank of America Merrill Lynch & Co., Inc.
JPM – JPMorgan Chase & Co., Inc.
plc –	Public Limited Company
*	Based on the net swap contract value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable on the Statement of Assets and Liabilities.
(a)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2015 (Unaudited)

ASSETS:
Investments, at value (Cost $32,936,715)		$33,046,606
Cash held in foreign currency (Cost $56)		54
Receivable from brokers		3,696,841
Deposits at brokers		951,273
Receivable for forward currency exchange contracts		4,444
Receivable for swap contracts		148,666
Receivable for investments sold		338,578
Dividends and interest receivable		37,633
Swap dividends receivable		19,549
Prepaid expenses and other receivables		4,821
Receivable for fund shares issued		61
Total Assets		38,248,526
LIABILITIES:
Securities sold short, at value (proceeds of $3,696,841)	$3,802,437
Written option contracts, at value
(premiums received $966,930)	789,015
Payable for forward currency exchange contracts	54,183
Payable for investments purchased	1,300,303
Accrued expenses and other liabilities	64,010
Payable for fund shares redeemed	18,895
Payable to the investment adviser	9,849
Dividends and interest payable	7,143
Total Liabilities		6,045,835
NET ASSETS		$32,202,691

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF ASSETS AND LIABILITIES (continued)
June 30, 2015 (Unaudited)

NET ASSETS CONSISTS OF:
Accumulated undistributed net investment income		$544,487
Accumulated net realized loss on investments, securities
sold short, written option contracts expired or closed,
swap contracts, foreign currency translation
and forward currency exchange contracts		(316,085)
Net unrealized appreciation (depreciation) on:
Investments	$109,891
Securities sold short	(105,596)
Written option contracts	177,915
Swap contracts	148,666
Foreign currency translation	(2)
Forward currency exchange contracts	(49,739)
Net unrealized appreciation		281,135
Paid-in capital		31,693,154
Total Net Assets		$32,202,691
NET ASSET VALUE and offering price per share*
($32,202,691 / 2,941,241 shares of
beneficial interest outstanding)		$10.95

*	The redemption price per share may vary based on the length of time a shareholder holds Fund shares.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME:
Interest		$47,886
Dividend income on long positions
(net of foreign withholding taxes of $1,495)		83,480
Total investment income		131,366
EXPENSES:
Investment advisory fees	$179,017
Professional fees	44,990
Transfer agent and shareholder servicing agent fees	38,350
Fund accounting expense	23,543
Administration fees	14,201
Miscellaneous expenses	8,191
Reports to shareholders	5,742
Custody fees	4,575
Trustees’ fees and expenses	3,077
Federal and state registration fees	690
Borrowing expense on securities sold short	9,903
Dividends on securities sold short	43,327
Total expenses before expense waiver by adviser		375,606
Less: Expense reimbursed by Adviser (Note 3)		(121,876)
Net expenses		253,730
NET INVESTMENT LOSS		(122,364)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	(91,925)
Securities sold short	(203,786)
Written option contracts expired or closed	215,248
Swap contracts	(227,592)
Foreign currency translation	(17,207)
Forward currency exchange contracts	221,754
Net realized loss		(103,508)
Change in unrealized appreciation (depreciation) on:
Investments	(255,245)
Securities sold short	344,664
Written option contracts	224,318
Swap contracts	151,693
Foreign currency translation	(1,370)
Forward currency exchange contracts	(121,011)
Net unrealized appreciation		343,049
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS		239,541
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS		$117,177

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2015	December 31, 2014
	(Unaudited)

Net investment income (loss)	$(122,364)	$518,896
Net realized gain (loss) on investments,
securities sold short, written option contracts
expired or closed, swap contracts, foreign
currency translation and forward
currency exchange contracts	(103,508)	327,877
Change in unrealized appreciation
(depreciation) on investments, securities
sold short, written option contracts, swap
contracts, foreign currency translation and
forward currency exchange contracts	343,049	(608,040)
Net increase in net assets
resulting from operations	117,177	238,733

Distributions to shareholders from: (Note 5)
Net investment income	—	(293,878)
Net realized gains	—	(117,999)
Total dividends and distributions	—	(411,877)
Net increase in net assets from
capital share transactions (Note 4)	9,231,823	3,948,643
Net increase in net assets	9,349,000	3,775,499

NET ASSETS:
Beginning of period	22,853,691	19,078,192
End of period (including accumulated
undistributed net investment income of
$544,487 and $666,851, respectively)	$32,202,691	$22,853,691

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

	Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2015		2014	2013	2012		2011		2010(1)
	(Unaudited)
Per Share Data:
Net Asset Value,
beginning of period	$10.87		$10.92	$10.54	$10.44		$11.03		$10.70
Income from
investment operations:
Net investment
income (loss)	(0.03	)(2)	0.26 (2)	0.02 (2)	(0.04	)(2)	(0.13	)(2)	0.02	((3)
Net realized and
unrealized gain (loss)
on investments	0.11		(0.11)	0.39	0.30		0.23		0.54
Total from investment
operations	0.08		0.15	0.41	0.26		0.10		0.56
Less distributions:
From net
investment income	—		(0.14)	(0.03)	—		—		—
From net realized gains	—		(0.06)	—	(0.16)		(0.69)		(0.23)
Total dividends
and distributions	—		(0.20)	(0.03)	(0.16)		(0.69)		(0.23)
Net Asset Value,
end of period	$10.95		$10.87	$10.92	$10.54		$10.44		$11.03
Total Return	0.74	%(5)	1.37%	3.88%	2.52%		0.87%		5.30%

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
FINANCIAL HIGHLIGHTS (continued)
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

	Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2015		2014	2013	2012	2011	2010(1)
	(Unaudited)
Supplemental data and ratios:
Net assets, end of
period (000’s)	$32,203		$22,854	$19,078	$14,384	$14,326	$14,817
Ratio of gross expenses
to average net assets:
Before expense waiver	2.62	%(4)	2.80%	2.96%	3.06%	3.44%	5.26%
After expense waiver	1.77	%(4)	1.74%	1.65%	1.92%	2.19%	3.16%
Ratio of dividends and
borrowing expense on
securities sold short
to average net assets	0.37	%(4)	0.34%	0.25%	0.52%	0.79%	1.76%
Ratio of operating expenses
to average net assets
excluding dividends and
borrowing expenses on
securities sold short	1.40	%(4)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment
income (loss) to
average net assets:
Before expense waiver	(1.33	)%(4)	1.33%	(1.15)%	(1.57)%	(2.44)%	(4.29)%
After expense waiver	(0.48	)%(4)	2.39%	0.16%	(0.43)%	(1.19)%	(2.19)%
Portfolio
turnover rate(6)	67	%(5)	154%	196%	269%	273%	187%

(1)	Performance data included for periods prior to 2011 reflect that of Westchester Capital Management, Inc., the Fund’s prior investment adviser. See Note 1 for additional information.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Net investment income per share is calculated using ending balance after consideration of adjustments for permanent book and tax differences.
(4)	Annualized.
(5)	Not annualized.
(6)	The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2015 (Unaudited)

Note 1 — ORGANIZATION
The Merger Fund VL (the “Fund”) is a no-load, open-end, diversified investment company organized as a statutory trust under the laws of Delaware on November 22, 2002, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on May 26, 2004. In a transaction that closed on December 31, 2010, Westchester Capital Management, Inc. transferred substantially all of its business and assets to Westchester Capital Management, LLC (the “Adviser”), which became the Fund’s investment adviser. Therefore, the performance information included herein for periods prior to 2011 reflects the performance of Westchester Capital Management, Inc. Roy Behren and Michael Shannon, the Fund’s current portfolio managers, assumed portfolio management duties for the Fund in January 2007. The investment objective of the Fund is to seek to achieve capital growth by engaging in merger arbitrage. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund’s shares are currently offered only to separate accounts funding variable annuity and variable life insurance contracts. At June 30, 2015, 93.6% of the shares outstanding of the Fund were owned by three insurance companies. Activities of these shareholders may have a significant effect on the operations of the Fund.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

A.    Investment Valuation
The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Equity securities that trade on an exchange will typically be valued based on the last reported sale price.  Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by a pricing vendor approved by the Board. These are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices.  When the last sale of an exchange-traded option is outside the bid and asked prices, a Fund will typically value the option at the higher of intrinsic value of the option or the mean between the last reported bid and asked prices. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM bid and asked prices supplied by a third party vendor. Investments in registered open-end investment companies are typically valued at their reported NAV per share. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. Total return swap prices are determined using the same methods as would be used to price the underlying security. These securities are generally classified as Level 2.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, a Fund may fair value a security that primarily trades on an exchange that closes before the NYSE if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
“Valuation Group”), a committee comprised of persons who are officers of the Fund or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value  pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sales. These securities are generally classified as Level 2 or 3 depending on the inputs as described below. At June 30, 2015, securities fair valued in good faith based on the absolute value of long and short investments, written option contracts, and unrealized appreciation of swap contracts represented 0.42% of net assets.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	Significant unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of June 30, 2015. These assets and liabilities are measured on a recurring basis.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$28,429,935	$—	$—	$28,429,935
Contingent Value Rights	—	—	4,796	4,796
Corporate Bonds	—	852,982	—	852,982
Purchased Put Option Contracts	336,751	6,378	—	343,129
Escrow Notes	—	—	10,543	10,543
Short-Term Investments	3,405,221	—	—	3,405,221
Forward Currency
Exchange Contracts**	—	4,444	—	4,444
Swap Contracts**	—	148,666	—	148,666

Liabilities
Common Stocks Sold Short	$3,719,029	$83,408	$—	$3,802,437
Written Option Contracts	773,882	15,133	—	789,015
Forward Currency
Exchange Contracts**	—	54,183	—	54,183

*	Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by broker quotes. At June 30, 2015, the value of the broker quoted securities was approximately $15,339. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in Note 2. The appropriateness of fair values for these securities is monitored on an ongoing basis.

There were no transfers into or out of Level 1, 2 or 3 securities during the period. Transfers are recorded at the end of the reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments
Balance as of December 31, 2014	$16,748
Change in unrealized appreciation	(1,409)
Balance as of June 30, 2015	$15,339

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, respectively. The net change in unrealized appreciation (depreciation) on investments related to Level 3 securities held by the Fund at June 30, 2015 totals $(1,409).

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
B.    Securities Sold Short
The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund segregates liquid assets in an amount equal to the market value of securities sold short, which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.    Transactions with Brokers
The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with two securities dealers. The Fund does not require the brokers to maintain collateral in support of the receivable from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers for securities sold short. The receivable from brokers on the Statement of Assets and Liabilities represents the collateral for securities sold short. The Fund maintains cash deposits at brokers beyond the receivable for short sales.

The Fund’s equity swap contracts’ and forward currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits by the Fund are presented as deposits at brokers on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
D.    Federal Income Taxes
No provision for federal income taxes has been made since the Fund has complied to date with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. As of June 30, 2015, open Federal and New York tax years include the tax years ended December 31, 2011 through December 31, 2014. The Fund has no tax examination in progress.

E.    Written Option Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) call options including to hedge portfolio investments. Uncovered put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated.

When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security. Written option contracts sold on an exchange typically involve less credit risk than over-the-counter options. These

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

F.    Purchased Option Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund purchases an option contract, an amount equal to the premium paid is included in the Statement of Assets and Liabilities as an investment, and is subsequently priced daily to reflect the value of the purchased option. Refer to Note 2 A. for a pricing description. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Fund. Purchased options sold on an exchange typically include less credit risk than over-the-counter options. Refer to Note 2 Q. for further derivative disclosures.

G.    Forward Currency Exchange Contracts
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use forward currency exchange contracts to hedge against changes in the value of foreign currencies. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 O. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
H.    Equity Swap Contracts
The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus an agreed upon spread (generally between 25 to 100 basis points). A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract at a rate equal to LIBOR less an agreed upon spread (generally between 25 to 100 basis points).

The Fund may also enter into equity swap contracts whose value may be determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Equity swap contracts are typically valued based on market quotations or pricing service evaluations for the underlying reference asset. The Valuation Group monitors the credit quality of the Fund’s counterparties and may adjust the valuation of a swap in the Valuation Group’s discretion due to, among other things, changes in a counterparty’s credit quality.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 O. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
the amount of receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

I.     Distributions to Shareholders
Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are due primarily to wash sale-loss deferrals, constructive sales, straddle-loss deferrals, adjustments on swap contracts, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at the end of the Fund’s fiscal year.

J.     Foreign Securities
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include fluctuations in currency exchange rates and adverse political, cultural, regulatory, legal, tax, and economic developments as well as different custody and/or settlement practices or delayed settlements in some foreign markets. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

K.    Foreign Currency Translations
The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences. Foreign currency held as cash by the Fund’s custodian is reported separately on the Statement of Assets and Liabilities and on the Statement of Operations.

L.    Cash and Cash Equivalents
The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

M.   Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has not historically incurred material expenses in respect of those provisions.

N.    Security Transactions, Investment Income and Expenses
Transactions are recorded for financial statement purposes on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest is accounted for on the accrual basis and includes amortization of premiums and discounts on the effective interest method. Expenses include $9,903 of borrowing expense on securities sold short.

O.    Counterparty Risk
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swap contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts.

P.    The Right to Offset
Financial assets and liabilities as well as cash collateral received by the Fund’s counterparties and posted are offset by the counterparty, and the net amount is reported in the Statement of Assets and Liabilities when the Fund believes there exists a legally enforceable right to offset the recognized amounts.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Q.    Derivatives
The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s investment objective and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended June 30, 2015: long option contracts (6,088 contracts) were purchased and $679,871 in premiums were paid, written option contracts (9,901 contracts) were opened and $2,287,221 in premiums were received, equity swap contracts were opened with a notional value of $4,395,075 and closed with a notional value of $5,257,270 and an average of 13 forward currency exchange contract positions were open during the period.

Statement of Assets and Liabilities
Fair values of derivative instruments as of June 30, 2015:

	Asset Derivatives
	Statement of Assets
Derivatives	and Liabilities Location	Fair Value
Equity Contracts:
Purchased Option Contracts	Investments	$343,129
Swap Contracts	Receivables	148,666
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Receivables	4,444
Total		$496,239

	Liability Derivatives
	Statement of Assets
Derivatives	and Liabilities Location	Fair Value
Equity Contracts:
Written Option Contracts	Written Option Contracts	$789,015
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Payables	54,183
Total		$843,198

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six month period ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives

			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$(463,304)	$215,248	$—	$(227,592)	$(475,648)
Foreign Exchange
Contracts	—	—	221,754	—	221,754
Total	$(463,304)	$215,248	$221,754	$(227,592)	$(253,894)

Change in Unrealized Appreciation (Depreciation) on Derivatives

			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$149,878	$224,318	$—	$151,693	$525,889
Foreign Exchange
Contracts	—	—	(121,011)	—	(121,011)
Total	$149,878	$224,318	$(121,011)	$151,693	$404,878

Note 3 — AGREEMENTS
The Fund’s investment adviser is Westchester Capital Management, LLC pursuant to an investment advisory agreement with the Adviser dated as of January 1, 2011 (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% of the Fund’s average daily net assets. Certain officers of the Fund are also officers of the Adviser. The Advisory Agreement was approved for an initial term of two years and thereafter will remain in effect from year to year provided that such continuance is specifically approved at least annually by the vote of a majority of the Fund’s Trustees who are not interested persons of the Adviser or the Fund or by a vote of a majority of the outstanding voting securities of the Fund. The Adviser has entered into an agreement with the Fund whereby the Adviser has agreed to either reduce all or a portion of its management fee and, if necessary, to bear certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended, but not including brokerage commissions, short dividends, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses) associated with operating the Fund so that the total Annual Fund

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 3 — AGREEMENTS (continued)
Operating Expenses do not exceed 1.40% of the Fund’s average daily net assets until April 30, 2016 (the “Expense Waiver and Reimbursement Agreement”). The Expense Waiver and Reimbursement Agreement permits the Adviser to recapture amounts that it waives or absorbs on behalf of the Fund at any time within three years of the end of the fiscal year in which the fee was reduced or waived or the expense was borne provided that doing so would not cause the Fund’s operating expenses for that year, excluding brokerage commissions, short dividends, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses, to exceed 1.40%. The Expense Waiver and Reimbursement Agreement may be terminated at anytime by the Board. For the six months ended June 30, 2015, the Adviser waived $121,876 of advisory fees to the Fund.

Reimbursed expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration	Potential Recovery
12/31/15	$161,469
12/31/16	$216,693
12/31/17	$229,465
12/31/18	$121,876

U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator, accountant, dividend paying agent and shareholder servicing agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

Note 4 — SHARES OF BENEFICIAL INTEREST
The Board of Trustees has the authority to issue an unlimited amount of shares of beneficial interest without par value.

Changes in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
	June 30, 2015		December 31, 2014
	Shares	Amount	Shares	Amount
Issued	1,227,743	$13,504,372	676,452	$7,503,331
Issued as reinvestment
of dividends	—	—	37,856	411,877
Redeemed	(388,418)	(4,272,549)	(359,004)	(3,966,565)
Net increase	839,325	$9,231,823	355,304	$3,948,643

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION
Purchases and sales of securities for the six months ended June 30, 2015 (excluding short-term investments, short-term options and short-term positions) aggregated $29,448,216 and $14,812,763, respectively. There were no purchases or sales of U.S. Government securities.

At December 31, 2014, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments*	$21,394,132
Gross unrealized appreciation	1,758,543
Gross unrealized depreciation	(1,424,745)
Net unrealized appreciation	$333,798
Undistributed ordinary income	$811,342
Undistributed long-term capital gain	149,280
Total distributable earnings	$960,622
Other accumulated losses	(902,060)
Total accumulated gains	$392,360

*Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales and constructive sales.

The tax components of dividends paid during the six months ended June 30, 2015 and the fiscal year ended December 31, 2014 were as follows:

	2015	2014
Ordinary Income	$—	$411,877
Long-Term Capital Gains	—	—
Total Distributions Paid	$—	$411,877

The Fund designated as long term capital gain dividend, pursuant to Internal Revenue Case Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2014. As of December 31, 2014, the Fund did not have a post-October capital loss or a capital loss carryforward.

Note 6 — WRITTEN OPTION CONTRACTS
The premium amount and the number of written option contracts during the six months ended June 30, 2015 were as follows:

	Number of	Premium
	Contracts	Amount
Options outstanding at December 31, 2014	2,725	$394,329
Options written	9,901	2,287,221
Options closed	(6,230)	(1,407,169)
Options exercised	(1,564)	(229,839)
Options expired	(1,228)	(77,612)
Options outstanding at June 30, 2015	3,604	$966,930

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 7 — OFFSETTING ASSETS AND LIABILITIES
The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
	Gross	in the	in the	offset in the Statement
	Amounts of	Statement	Statement	of Assets and Liabilities
	Recognized	of Assets	of Assets		Collateral
	Assets/	and	and	Financial	Received/	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Assets:
Description
Forward
Currency
Exchange
Contracts	$4,444	$—	$4,444	$4,444	$—	$—
Swap Contracts —
JPMorgan Chase
& Co., Inc.	206,891	71,924	134,967	—	—	134,967
Swap Contracts —
Bank of America
Merrill Lynch	25,313	11,614	13,699	—	—	13,699
	$236,648	$83,538	$153,110	$4,444	$—	$148,666

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2015 (Unaudited)

Note 7 — OFFSETTING ASSETS AND LIABILITIES (continued)

		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
	Gross	in the	in the	offset in the Statement
	Amounts of	Statement	Statement	of Assets and Liabilities
	Recognized	of Assets	of Assets		Collateral
	Assets/	and	and	Financial	Received/	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Liabilities:
Description
Forward
Currency
Exchange
Contracts	$54,183	$—	$54,183	$4,444	$49,739	$—
Swap Contracts —
JPMorgan Chase
& Co., Inc.	71,924	71,924	—	—	—	—
Swap Contracts —
Bank of America
Merrill Lynch	11,614	11,614	—	—	—	—
Written Option
Contracts	789,015	—	789,015	—	789,015	—
	$926,736	$83,538	$843,198	$4,444	$838,754	$—

Note 8 — SUBSEQUENT EVENTS
Management has evaluated events and transactions occurring after June 30, 2015 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

The Merger Fund VL

ADDITIONAL INFORMATION (Unaudited)

For the fiscal year ended December 31, 2014, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income for the fiscal year ended December 31, 2014 was 0.00% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2014 was 45.53% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the fiscal year ended December 31, 2014 was 28.65% for the Fund.

AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Fund generally votes proxies relating to portfolio securities may be obtained without charge by calling the Fund’s Transfer Agent at 1-800-343-8959 or by visiting the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(This Page Intentionally Left Blank.)

Investment Adviser
Westchester Capital Management, LLC
100 Summit Lake Drive
Valhalla, NY  10595
(914) 741-5600
www.westchestercapitalfunds.com

Administrator, Transfer Agent, Accountant,
Dividend Paying Agent and Shareholder Servicing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, WI  53201-0701
(800) 343-8959

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI  53212
(800) 343-8959

Trustees
Roy Behren
Michael T. Shannon
Barry Hamerling
Richard V. Silver
Christianna Wood

Executive Officers
Roy Behren, Co-President and Treasurer
Michael T. Shannon, Co-President
Bruce Rubin, Vice President and
  Chief Compliance Officer
Abraham R. Cary, Secretary

Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY  10036

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY  10017

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Co-Presidents/Chief Executive Officers and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title)*        /s/Michael T. Shannon
Michael T. Shannon, Co-President

Date      September 2, 2015

By (Signature and Title)*       /s/Roy Behren
Roy Behren, Co-President and Treasurer

Date      September 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Michael T. Shannon
Michael T. Shannon, Co-President

Date      September 2, 2015

By (Signature and Title)*       /s/Roy Behren
Roy Behren, Co-President and Treasurer

Date      September 2, 2015

* Print the name and title of each signing officer under his or her signature.